Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Capitalized research and development expenditures	$ 5,492,204	$ 3,253,225
Net operating loss carryforwards	3,361,350	2,183,803
Research and development tax credits	1,254,707	1,253,836
Capitalized license fees	781,373
Share-based compensation	46,122	24,969
Accruals and other	200,285	13,548
Deferred tax assets	11,136,041	6,729,381
Less valuation allowance	(11,136,041)	(6,729,381)
Net deferred tax assets